Liquidity (Details Narrative) - USD ($)		12 Months Ended
	Apr. 22, 2024	Dec. 31, 2024	Dec. 31, 2023
Subsidiary, Sale of Stock [Line Items]
Working capital		$ 26,000,000.0	$ 24,200,000
Cash Equivalents, at Carrying Value		100,000
Accounts receivable		45,188,231	29,076,549
Contract assets, current		31,438,860	34,280,084
Net preoceeds pubic offering	$ 600,000
Net preoceeds pubic offering		600,000	$ 0
Realization of account receivable		$ 1,500,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued	1,500,000
Shares price	$ 4.00
Net preoceeds pubic offering	$ 4,300,000
Net preoceeds pubic offering	$ 600,000